Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Nasdaq Top 30 Stocks ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Automobiles — 3.9%
Tesla, Inc.
(a)
......................... 15,921 $ 5,057,465
Beverages — 1.5%
PepsiCo, Inc. ....................... 14,755 1,948,250
Biotechnology — 2.4%
Amgen, Inc. ........................ 5,787 1,615,788
Gilead Sciences, Inc. .................. 13,387 1,484,217
3,100,005
Broadline Retail — 8.5%
(a)
Amazon.com, Inc. .................... 44,223 9,702,084
MercadoLibre, Inc. .................... 546 1,427,042
11,129,126
Chemicals — 1.8%
Linde plc .......................... 5,066 2,376,866
Communications Equipment — 2.3%
Cisco Systems, Inc. ................... 42,617 2,956,767
Consumer Staples Distribution & Retail — 3.6%
Costco Wholesale Corp. ................ 4,775 4,726,964
Entertainment — 4.7%
Netflix, Inc.
(a)
........................ 4,579 6,131,876
Health Care Equipment & Supplies — 1.6%
Intuitive Surgical, Inc.
(a)
................. 3,857 2,095,932
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc. ................. 351 2,032,023
Industrial Conglomerates — 1.2%
Honeywell International, Inc. ............. 6,917 1,610,831
Interactive Media & Services — 11.2%
Alphabet, Inc. , Class A ................. 24,244 4,272,520
Alphabet, Inc. , Class C, NVS ............. 22,740 4,033,849
Meta Platforms, Inc. , Class A ............. 8,568 6,323,955
14,630,324
IT Services — 1.1%
Shopify, Inc. , Class A
(a)
................. 13,109 1,512,123
Media — 1.1%
Comcast Corp. , Class A ................ 40,080 1,430,455
Security
Shares
Shares Value
Professional Services — 1.0%
Automatic Data Processing, Inc. ........... 4,369 $ 1,347,400
Semiconductors & Semiconductor Equipment — 21.9%
Advanced Micro Devices, Inc.
(a)
........... 17,449 2,476,013
Broadcom, Inc. ...................... 22,918 6,317,347
NVIDIA Corp. ....................... 101,640 16,058,104
QUALCOMM, Inc. .................... 11,817 1,881,975
Texas Instruments, Inc. ................. 9,777 2,029,901
28,763,340
Software — 18.6%
Adobe, Inc.
(a)
........................ 4,587 1,774,618
Intuit, Inc. .......................... 3,002 2,364,465
Microsoft Corp. ...................... 30,961 15,400,311
Palantir Technologies, Inc. , Class A
(a)
....... 24,353 3,319,801
Palo Alto Networks, Inc.
(a)
............... 7,176 1,468,497
24,327,692
Technology Hardware, Storage & Peripherals — 9.7%
Apple, Inc. ......................... 62,216 12,764,857
Wireless Telecommunication Services — 2.2%
T-Mobile US, Inc. ..................... 12,219 2,911,299
Total Long-Term Investments — 99 .8%
(Cost: $ 115,674,855 ) .............................. 130,853,595
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(b) (c)
.................. 202,405 202,405
Total Short-Term Securities — 0 .2%
(Cost: $ 202,405 ) ................................. 202,405
Total Investments — 100 .0%
(Cost: $ 115,877,260 ) .............................. 131,056,000
Other Assets Less Liabilities — 0.0% .................... 2,461
Net Assets — 100.0% ...............................
$ 131,058,461
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 139,950 $ 62,455
(a)
$ — $ — $ — $ 202,405 202,405 $ 2,089 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Nasdaq Top 30 Stocks ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 4 09/19/25 $ 183 $ 8,347
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 130,853,595 $ — $ — $ 130,853,595
Short-Term Securities
Money Market Funds ...................................... 202,405 — — 202,405
$ 131,056,000 $ — $ — $ 131,056,000
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 8,347 $ — $ — $ 8,347
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares